DERIVATIVE LIABILITIES - Top-Up Rights (Details) - CAD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 10, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure of financial liabilities [line items]
Issuance of shares in the period (in shares)	58,336,392		58,336,392
Proportion of ownership interests held by non-controlling interests	19.90%
Liabilities		$ 74,212	$ 74,212	$ 135,600
Revaluation of liabilities measured at fair value				0
Top Up Rights
Disclosure of financial liabilities [line items]
Liabilities	$ 2,740	2,508	2,508	0
Revaluation of liabilities measured at fair value		$ (232)	$ (232)	$ 0